SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Tax losses carried forward	$ 7,526,178	$ 6,341,531
Equipment	(90,113)	(85,534)
Accrued expenses	354,988	189,163
Others	39,290
Deferred tax gross	7,830,343	6,445,160
Valuation allowance	(7,061,726)	(6,339,009)
Total deferred tax assets	768,617	106,151
Fixed assets
Intangible assets	(1,554,721)	(1,924,455)
Others	61,622	61,622
Total deferred tax liabilities	(1,616,343)	(1,986,077)
Net deferred tax liabilities	$ (847,727)	$ (1,879,926)